400 Howard Street San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 Jack.Gee@blackrock.com

December 31, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
    Securities Act File No. 033-97598;
    Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated December 31, 2015, do not differ from those contained in Post-Effective Amendment No. 456 to the Company’s Registration Statement on Form N-1A, filed electronically on December 22, 2015:

iShares Core MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares MSCI All Country World Minimum Volatility ETF
iShares MSCI Australia ETF
iShares MSCI Austria Capped ETF
iShares MSCI Belgium Capped ETF
iShares MSCI Brazil Capped ETF
iShares MSCI BRIC ETF
iShares MSCI Canada ETF
iShares MSCI Chile Capped ETF
iShares MSCI Colombia Capped ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets Horizon ETF
iShares MSCI Emerging Markets Minimum Volatility ETF
iShares MSCI Emerging Markets Small-Cap ETF
iShares MSCI Emerging Workforce ETF
iShares MSCI Eurozone ETF

iShares MSCI France ETF
iShares MSCI Frontier 100 ETF
iShares MSCI Germany ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Silver Miners ETF
iShares MSCI Hong Kong ETF
iShares MSCI Israel Capped ETF
iShares MSCI Italy Capped ETF
iShares MSCI Japan ETF
iShares MSCI Japan Small-Cap ETF
iShares MSCI Malaysia ETF
iShares MSCI Mexico Capped ETF
iShares MSCI Netherlands ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Russia Capped ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI South Korea Capped ETF
iShares MSCI Spain Capped ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland Capped ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand Capped ETF
iShares MSCI Turkey ETF
iShares MSCI World ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Jack Gee
Jack Gee
Treasurer and Cheif Finanical Officer

cc:  Benjamin J. Haskin, Esq.